Litigation (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2014 Pending Litigation CHF	Dec. 31, 2014 Pending Litigation Minimum CHF	Dec. 31, 2014 Pending Litigation Maximum CHF	Dec. 31, 2014 Tax and securities law matters CHF	Dec. 31, 2014 Credit Suisse Securities (USA) LLC Research-related litigation Punitive class action lawsuits US District Court for the District of Massachusetts USD ($)
Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Enron-related litigation
Connecticut Resources Recovery Authority v. Lay, et al
US District Court for the Southern District of Texas (SDT)
Minimum
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Enron-related litigation
Connecticut Resources Recovery Authority v. Lay, et al
US District Court for the Southern District of Texas (SDT)
Maximum
USD ($)
								Dec. 31, 2014 Credit Suisse Securities (USA) LLC Enron-related litigation Silvercreek Management Inc v. Citigroup, Inc., et al US District Court for the Southern District of Texas (SDT) USD ($)
Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Refco-related litigation - SPhinX action
Joint Official Liquidators of various SPinX Funds and the trustee of the SPinX Trust
New York state court
Minimum
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
IndyMac Mortgage-Backed Securities Litigation
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Class action litigations
New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5
US District Court for the Southern District of New York (SDNY)
USD ($)
												Dec. 31, 2014 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions The Charles Schwab Corporation California state court USD ($)
Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Massachusetts Mutual Life Insurance Company
US District Court for the District of Massachusetts
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
The Union Central Life Insurance Company
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
IKB Deutsche Industriebank AG
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank
US District Court for the Southern District of New York (SDNY)
USD ($)
																	Dec. 31, 2014 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions Phoenix Light SF Ltd. Supreme Court for the State of New York, New York County (SCNY) USD ($)
Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Royal Park Investments SA/NV
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
Circuit court of Montgomery County, Alabama
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Central District of California
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
National Credit Union Administration Board as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union
US District Court for the District of Kansas
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Deutsche Zentral-Genossenschaftsbank AG, New York Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco and Boston - Seatle action
Various state courts
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco and Boston - San Francisco action
Various state courts
USD ($)

Dec. 31, 2013
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco and Boston - San Francisco action
Various state courts
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Federal Home Loan Banks of Seattle, San Francisco and Boston - Boston action
Various state courts
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
National Credit Union Administration Board, as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union
US District Court for the Southern District of New York (SDNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions
Commerzbank AG, London Branch
Supreme Court for the State of New York, New York County (SCNY)
USD ($)
																														Dec. 31, 2014 Credit Suisse Securities (USA) LLC Mortgage-related matters - Individual investor actions CMFG Life Insurance Company US District Court for the Western District of Wisconsin USD ($)
Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Individual investor actions - dismissed case
Federal Deposit Insurance Corporation as receiver for Colonial Bank
US District Court for the Central District of California
USD ($)
																																Dec. 31, 2014 Credit Suisse Securities (USA) LLC Mortgage-related matters - Monoline insurer disputes MBIA Insurance Corp. Supreme Court for the State of New York, New York County (SCNY) USD ($)	Dec. 31, 2014 Credit Suisse Securities (USA) LLC Mortgage-related matters - Monoline insurer disputes Assured Guaranty Corp. Supreme Court for the State of New York, New York County (SCNY) USD ($)
Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Monoline insurer disputes
Financial Guaranty Insurance Company
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2014
Credit Suisse Securities (USA) LLC
Mortgage-related matters - Monoline insurer disputes
CIFG Assurance North America, Inc.
Supreme Court for the State of New York, New York County (SCNY)
USD ($)

Dec. 31, 2014
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-5
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2014
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2014
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Loan Trust Series 2006-HE7
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2014
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2006-8
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2014
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2007-1
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2014
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2007-2
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)

Dec. 31, 2014
DLJ Mortgage Capital, Inc.
Mortgage-related matters - Repurchase litigations
Home Equity Asset Trust Series 2007-3
Supreme Court for the State of New York, New York County (SCNY)
Minimum
USD ($)
																																											Dec. 31, 2014 Credit Suisse AG Singapore Branch Singapore MAS matter Monetary Authority of Singapore Minimum SGD	Dec. 31, 2014 Credit Suisse AG Singapore Branch Singapore MAS matter Monetary Authority of Singapore Maximum SGD
Dec. 31, 2014
Bank parent company and other subsidiaries
Bank loan litigation
Homeowners in four real estate developments Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer
US District Court for the District of Idaho
Minimum
USD ($)
																																														Dec. 31, 2014 Credit Suisse AG Tax and securities law matters United States Department of Justice (DOJ) USD ($)	Dec. 31, 2014 Credit Suisse AG Tax and securities law matters US Securities and Exchange Commission (SEC) USD ($)
Dec. 31, 2014
Credit Suisse AG
Tax and securities law matters
US Department of Justice, the New York State Department of Financial Services, the Board of Governors of the US Federal Reserve System and the SEC
USD ($)
																																																	Dec. 31, 2014 Credit Suisse AG Tax and securities law matters New York State Department of Financial Services USD ($)	Dec. 31, 2014 Credit Suisse AG Tax and securities law matters Board of Governors of the US Federal Reserve System USD ($)	Dec. 31, 2014 Credit Suisse AG Tax and securities law matters US Internal Revenue Service (IRS) USD ($)	Dec. 31, 2014 Credit Suisse AG ATA litigation US District Court for the Eastern District of New York (EDNY)	Dec. 31, 2014 Credit Suisse International [Member] Caspian Energy litigation Rosserlane Consultants Limited And Swingbrook Developments Limited English Court USD ($)	Dec. 31, 2014 Credit Suisse International [Member] Caspian Energy litigation Rosserlane Consultants Limited And Swingbrook Developments Limited English Court Minimum USD ($)	Dec. 31, 2014 Credit Suisse International [Member] Icelandic bank litigation Winding up committees of the Icelandic banks Kaupting and Landsbank District Court of Reykjavik Iceland USD ($)	Dec. 31, 2014 Credit Suisse International [Member] Icelandic bank litigation Winding up committees of the Icelandic banks Kaupting and Landsbank District Court of Reykjavik Iceland EUR (€)	Dec. 31, 2014 Credit Suisse Securities Europe Limited [Member] Fondazione MPS litigation Fondazione Monte dei Paschi di Siena Civil Court of Milan, Italy EUR (€)	Dec. 31, 2014 Credit Suisse Securities Europe Limited [Member] Icelandic bank litigation Winding up committees of the Icelandic banks Kaupting and Landsbank District Court of Reykjavik Iceland USD ($)	Dec. 31, 2014 Credit Suisse Securities Europe Limited [Member] Icelandic bank litigation Winding up committees of the Icelandic banks Kaupting and Landsbank District Court of Reykjavik Iceland EUR (€)
Litigation provisions
Balance at beginning of period	2,332,000,000			892,000,000
Increases in litigation accruals	2,899,000,000			1,618,000,000
Decreases in litigation accruals	(143,000,000)
Decreases for settlement and other cash payments	(4,256,000,000)
Foreign exchange translation	190,000,000
Balance at end of period	1,022,000,000
Range of possible losses that are not covered by existing provisions		0	1,800,000,000
Net litigation provisions recorded				1,598,000,000
Litigation disclosures
Estimated damages					3,900,000,000	130,000,000	180,000,000	280,000,000	800,000,000																											500,000,000	730,000,000	319,000,000	436,000,000	420,000,000	495,000,000	206,000,000			24,000,000,000												3,000,000,000
of which deposits at Refco									263,000,000
RMBS offerings by third party												1,400,000,000	110,000,000			141,000,000			311,000,000	283,000,000	394,000,000				9,500,000,000		5,700,000,000		1,900,000,000		259,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC												9.00%	97.00%			20.00%			49.00%	12.00%	23.00%				18.00%		7.00%		6.00%		5.00%
Value of RMBS issued by third party underwritten by CSS LLC											1,600,000,000	125,000,000	107,000,000	65,000,000	97,000,000	28,000,000	362,000,000	360,000,000	153,000,000	34,000,000	92,000,000	311,000,000	111,000,000	249,000,000	1,700,000,000	2,200,000,000	373,000,000	229,000,000	121,000,000	70,000,000	12,000,000	770,000,000	570,000,000	240,000,000
Original principal balance of loans demanded to be repurchased																																549,000,000	2,200,000,000	37,000,000
Guaranteed payments on a credit default swap																																			396,000,000
Fines, judgments and settlements paid										340,000,000																																				2,000,000,000	196,000,000	2,815,000,000	715,000,000	100,000,000
of which disgorgement																																															82,000,000
of which prejudgment interest																																															64,000,000
of which civil money penalty																																															50,000,000
of which restitution																																																			666,500,000
of which fines																																														1,333,500,000
Additional Statutory Reserves, deposited with the Monetary Authority of Singapore in a non-interest bearing account																																											400,000,000	600,000,000
Investment in Kyurovdag Oil and Energy Field, Held by Plaintiff																																																					51.00%
Sale price of investment																																																					245,000,000	700,000,000
Purchase price paid by plaintiff																																																									9,000,000,000
Claw back claims																																																								170,000,000		16,000,000	22,000,000
Claim for enforcement of certain securities																																																							226,000,000
Number of Plaintiffs																																																				200
Purchase price funded by rights offer and issuance of unredeemable securities																																																									5,000,000,000
Purchase price funded by rights offer of which invested by plaintiff																																																									2,900,000,000
Purchase price funded by issuance of unredeemable securities, of which invested by plaintiff																																																									€ 490,000,000